PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepayments and other current assets

	As of December 31,
	2024	2025
	RMB	RMB
Advances to suppliers	112,385	158,519
Deposits	11,033	9,993
Prepaid expenses	23,076	11,436
Value-added tax recoverable	28,468	80,339
Others	18,486	22,144
Total	193,448	282,431